INVESTMENTS - Disclosure of joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures
Assets	R$ 128,071,708	R$ 124,940,673
Liabilities	59,068,982	55,141,178
Equity	68,721,743	69,729,582
Net operating revenue	59,595,000	55,845,048	R$ 52,100,151
Consolidated net income	6,177,543	5,557,332	R$ 5,039,977
Alianca Atlantica Holding B.V. ("Alianca")
Disclosure of joint ventures
Assets	301,512	297,309
Liabilities	798	2,917
Equity	300,714	294,392
Consolidated net income	4,696	6,968
Companhia AIX de Participações ("AIX")
Disclosure of joint ventures
Assets	60,180	49,834
Liabilities	38,325	32,105
Equity	21,855	17,729
Net operating revenue	71,521	67,521
Consolidated net income	4,126	(1,648)
Companhia ACT de Participações ("ACT")
Disclosure of joint ventures
Assets	49	46
Liabilities	6	4
Equity	43	42
Net operating revenue	104	96
Consolidated net income	1
GUD Comercializadora de Energia S.A. ("GUD")
Disclosure of joint ventures
Assets		23,460
Liabilities		7,664
Equity		15,796
Net operating revenue	5,606
Consolidated net income	(3,169)	(4,842)
VivaE Educação Digital S.A. ("VIVAE")
Disclosure of joint ventures
Assets	37,864	21,070
Liabilities	13,748	3,957
Equity	24,116	17,113
Net operating revenue	10,480	6,152
Consolidated net income	R$ (13,025)	(5,307)
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures
Assets		2,025,664
Liabilities		1,157,880
Equity		867,784
Net operating revenue		391,831
Consolidated net income		R$ (7,745)